Submission	Dec. 13, 2024
Submission [Line Items]
Central Index Key	0001611983
Registrant Name	Liberty Broadband Corporation
Form Type	Schedule 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES